CONSOLIDATED FINANCIAL STATEMENT DETAILS - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents:
Cash	$ 886.8	$ 281.6
Short-term deposits	855.4	329.9
Total cash and cash equivalents	$ 1,742.3	$ 611.5	$ 352.4